Noncontrolling Interests	12 Months Ended
Jun. 30, 2024
Noncontrolling Interests [Abstract]
NONCONTROLLING INTERESTS

NOTE 20 – NONCONTROLLING INTERESTS

In May 2021, Growth Ring, entered into an agreement with MCT to purchase MCT’s 53.33% equity interest in MSCT. The purchase consideration was $205,711. The transaction was accounted for as an asset acquisition and the carrying amount of the noncontrolling interests was $121,807 (Note 3).

On April 19 2023, Growth Ring and Brightech (BRD) Ltd. (BVI) incorporated JAJI Global Incorporation (Cayman Islands) (“JAJI Global”). Growth Ring held an 60% equity interest in JAJI Global and Brightech (BRD) Ltd.(BVI) held the remaining 40% equity interest.